Derivative Instruments (Summary of Derivative Instruments) (Detail) (Not Designated as Hedging Instrument, Natural Gas)	Sep. 30, 2014 MMBTU_day	Dec. 31, 2013 MMBTU_day
Swap Commodity Contract 2014 | Swap Contract Expiration
Derivative [Line Items]
MMBtu/day	173,000	87,219
Weighted Average Price	4.15	4.112
Swap Commodity Contract 2015 | Swap Contract Expiration
Derivative [Line Items]
MMBtu/day	166,000	58,781
Weighted Average Price	4.09	4.153
Swap Commodity Contract 2016 | Swap Contract Expiration
Derivative [Line Items]
MMBtu/day	214,000	68,326
Weighted Average Price	4.14	4.233
Swap Commodity Contract 2017 | Swap Contract Expiration
Derivative [Line Items]
MMBtu/day	60,000	30,000
Weighted Average Price	4.24	4.343
Collar Commodity Contract 2014 | Collar Contract Expiration
Derivative [Line Items]
MMBtu/day	10,000	10,000
Floor	3.00	3.000
Ceiling	5.80	5.800
Collar Commodity Contract 2014 | Basis Contract Expiration
Derivative [Line Items]
MMBtu/day		15,000
Swap ($/MMBtu)		(0.205)
Collar Commodity Contract 2015 | Collar Contract Expiration
Derivative [Line Items]
MMBtu/day	139,000	45,000
Floor	3.96	3.910
Ceiling	4.65	4.680
Basis Commodity Contract 2014 | Basis Contract Expiration
Derivative [Line Items]
MMBtu/day	60,000
Swap ($/MMBtu)	(0.46)
Basis Commodity Contract 2015 | Basis Contract Expiration
Derivative [Line Items]
MMBtu/day	62,000	10,000
Swap ($/MMBtu)	(0.57)	(0.410)
Basis Commodity Contract 2016 | Basis Contract Expiration
Derivative [Line Items]
MMBtu/day	38,000
Swap ($/MMBtu)	(0.63)
Put Commodity Contract 2014 | Put Contract Expiration
Derivative [Line Items]
MMBtu/day	50,000
Swap ($/MMBtu)	0.45